RECEIVABLES (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Change in value through profit or loss assets related to Akarca receivable balance	$ 104,788	$ 37,299	$ 120,900